SCHEDULE OF WARRANTS (Details)	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	2,431,985
Warrants outstanding | $	$ 6,959,821.20
Hudson Global Ventures LLC [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	157,258
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.34
Warrants and Rights Outstanding, Measurement Input	3.46
Warrants outstanding | $	$ 544,678.81
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Aug. 27, 2025
HC Wainwright & Co [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	76,923
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.55
Warrants and Rights Outstanding, Measurement Input	1.6825
Warrants outstanding | $	$ 129,422.95
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Anson East Master Fund-Series A [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	90,658
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	3.40
Warrants outstanding | $	$ 308,237.20
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Anson East Master Fund-Series B [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	90,658
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	2.32
Warrants outstanding | $	$ 210,326.56
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Anson Investments Master Fund-Series A [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	321,429
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	3.40
Warrants outstanding | $	$ 1,092,858.60
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Anson Investments Master Fund-Series B [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	321,429
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	2.32
Warrants outstanding | $	$ 745,715.28
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Capital Global-Series A [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	137,363
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	3.40
Warrants outstanding | $	$ 467,034.20
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Capital Global-Series B [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	137,363
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	2.32
Warrants outstanding | $	$ 318,682.16
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Intracoastal Capital-Series A [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	274,726
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	3.40
Warrants outstanding | $	$ 934,068.40
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Intracoastal Capital-Series B [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	274,726
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	2.32
Warrants outstanding | $	$ 637,364.32
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Iroquois Capital Mgmt-Series A [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	82,418
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	3.40
Warrants outstanding | $	$ 280,221.20
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Iroquois Capital Mgmt-Series B [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	82,418
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	2.32
Warrants outstanding | $	$ 191,209.76
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Iroquois Master Fund-Series A [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	192,308
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	3.40
Warrants outstanding | $	$ 653,847.20
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025
Iroquois Master Fund-Series B [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	192,308
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.40
Warrants and Rights Outstanding, Measurement Input	2.32
Warrants outstanding | $	$ 446,154.56
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Black-Scholes-Merton Model [Member]
Warrants date	Sep. 29, 2025